Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 11.2	€ 25.3	€ 20.1
Other tax (principally air passenger duty in various countries)	85.5	464.5	688.9
Total indirect tax and duties	€ 96.7	€ 489.8	€ 709.0